Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss
Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2019	2018	2017
	(EUR’000)
Revenue from external customers
Revenue from rendering of services (recognized over time)	9,919	1,215	1,530
Sale of clinical supply (recognized at a point in time)	804	—	—
“Right-to-use” licenses (recognized at a point in time)	2,652	9,366	—
Total revenue	13,375	10,581	1,530

	2019	2018	2017
	(EUR’000)
Total revenue specified per geographical location
North America	2,652	10,581	1,530
China	10,723	—	—
Total revenue	13,375	10,581	1,530